INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2023	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 68.9%
COMMUNICATION SERVICES — 12.3%
28,185	Activision Blizzard(a)	2,638,961
8,000	Atlanta Braves Holdings, Class C(a)(b)	285,840
246,505	Kahoot!(b)	800,383

		3,725,184

CONSUMER DISCRETIONARY — 4.3%
1,000	Aramark	34,700
33,372	Arco Platform, Class A(b)	459,866
2,500	Atmus Filtration Technologies(a)(b)	52,125
11,655	Capri Holdings(a)(b)	613,170
2,150	Hasbro	142,201

		1,302,062

CONSUMER STAPLES — 3.8%
8,200	Hostess Brands, Class A(a)(b)	273,142
26,840	Kenvue(a)	538,949
15,500	Sovos Brands(a)(b)	349,525

		1,161,616

ENERGY — 8.3%
18,646	Denbury(a)(b)	1,827,494
8,873	Earthstone Energy, Class A(a)(b)	179,590
11,872	Holly Energy Partners(a)	260,709
2,108	Natural Gas Services Group(a)(b)	30,693
6,300	New Fortress Energy, Inc., Class A(a)	206,514

		2,505,000

FINANCIALS — 3.8%
3,622	Argo Group International Holdings(a)(b)	108,080
81,838	Arlington Asset Investment, Class A(b)	350,267
5,437	Avantax(b)	139,078
115,643	Network International Holdings(b)	550,762

		1,148,187

HEALTHCARE — 18.8%
Biotechnology — 8.4%
20,839	Horizon Therapeutics (a)(b)	2,410,864
8,351	VectivBio Holding (b)	141,967

		2,552,831

Healthcare Equipment & Supplies — 0.8%
5,000	Globus Medical, Class A (a)(b)	248,250

Healthcare Technology — 4.3%
428,568	AMINO, Inc. (b)(c)(d)(e)	201,427
46,269	EMIS Group	1,091,074

		1,292,501

Life Sciences Tools & Services — 0.5%
1,000	Illumina (a)(b)	137,280

Pharmaceuticals — 4.8%
31,453	Dechra Pharmaceuticals	1,451,145

		5,682,007

INDUSTRIALS — 2.7%
11,342	Heritage-Crystal Clean(b)	514,360
1,385	Triton International(a)	114,401

Shares		Value ($)
Common Stock (continued)
INDUSTRIALS (continued)
1,201	Veritiv	202,849

		831,610

INFORMATION TECHNOLOGY — 8.9%
67,882	Computer Task Group(b)	701,221
214,500	eMagin(b)	426,855
24,961	National Instruments(a)	1,488,175
41,000	Rimini Street(b)	90,200

		2,706,451

MATERIALS — 2.7%
3,500	Crown Holdings, Inc.(a)	309,680
11,529	Teck Resources, Ltd., Class B(a)	496,785

		806,465

REAL ESTATE — 0.5%
15,726	RPT Realty(a)	166,066

UTILITIES — 2.8%
18,180	Atlantica Sustainable Infrastructure PLC(a)	347,238
9,742	PNM Resources(a)	434,591
6,689	TransAlta Renewables	60,804

		842,633

	Total Common Stock (Cost $23,318,032)	20,877,281

Principal Amount ($)
U.S. Senior Loans (f) — 18.0%
CONSUMER DISCRETIONARY — 2.0%
606,700	Hostess Brand, LLC, Term Loan 1st Lien, 06/21/30	608,784

CONSUMER STAPLES — 1.9%
582,435	Sovos Brands, Term Loan, 1st Lien, 06/08/28	583,163

ENERGY — 2.7%
804,000	Quarternorth Energy Holding, Term Loan, 2nd Lien, 08/27/26	802,324

HEALTHCARE — 3.1%
1,181,643	Carestream Health Inc., Term Loan, 1st Lien, 09/30/27	941,438

INDUSTRIALS — 4.6%
1,372,472	Circor International, Inc., Term Loan, 1st Lien, 12/20/28	1,375,430

INFORMATION TECHNOLOGY — 3.7%
1,125,000	Imperva, Term Loan, 1st Lien, 01/12/26	1,128,516

	Total U.S. Senior Loans (Cost $5,592,470)	5,439,655

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2023	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
Convertible Bonds — 15.8%
COMMUNICATION SERVICES — 4.6%
1,400,000	Radius Global Infrastructure 2.50%, 09/15/26 (g)	1,404,200

FINANCIALS — 0.8%
250,000	Starwood Property Trust 6.75%, 07/15/27	257,375

HEALTHCARE — 3.9%
1,200,000	Tabula Rasa HealthCare 1.75%, 02/15/26	1,174,214

INDUSTRIALS — 1.7%
250,000	Fluor 1.13%, 08/15/29 (g)	259,313
250,000	Tetra Tech 2.25%, 08/15/28 (g)	247,500

		506,813

INFORMATION TECHNOLOGY — 3.6%
1,094,000	Kaleyra 6.13%, 06/01/26 (g)	1,073,541

MATERIALS — 1.2%
500,000	PureCycle Technologies, Inc. 7.25%, 08/15/30 (g)	358,000

	Total Convertible Bonds (Cost $4,830,272)	4,774,143

Corporate Obligations — 8.7%
COMMUNICATION SERVICES — 0.7%
400,000	Alphabet 2.25%, 08/15/60 (h)	213,193

CONSUMER DISCRETIONARY — 5.8%
400,000	Amazon.com 2.70%, 06/03/60	226,240
300,000	Carriage Services 4.25%, 05/15/29 (g)	256,982
1,285,000	Michael Kors USA 4.25%, 11/01/24 (g)	1,263,785

		1,747,007

FINANCIALS — 2.2%
684,000	SEG Holding 5.63%, 10/15/28 (g)	686,123

	Total Corporate Obligations (Cost $2,724,798)	2,646,323

Shares
Preferred Stock — 3.6%
REAL ESTATE — 1.6%
1,942	Hersha Hospitality Trust 6.88%(i)	47,929
1,955	Hersha Hospitality Trust 6.50%(i)	48,380
17,000	Seritage Growth Properties 7.00%(i)	392,700

		489,009

UTILITIES — 2.0%
24,006	Brookfield Renewable Partners L.P. 6.05%(i)(j)	328,485
7,000	NextEra Energy, Inc. 6.93%, 09/01/2025(h)	264,810

		593,295

	Total Preferred Stock (Cost $1,235,251)	1,082,304

Units		Value ($)
Warrant — 1.7%
ENERGY — 1.7%
4,000	Quarternorth Energy Holding Inc. Tranche 3, Expires 08/27/2029	532,000

	Total Warrant (Cost $466,000)	532,000

Contracts
Purchased Call Options(b) — 0.3%
329	Total Purchased Call Options (Cost $147,884)	108,240

Contracts
Purchased Put Options(b) — 0.1%
241	Total Purchased Put Options (Cost $48,125)	17,965

Units
Rights — 0.1%
HEALTHCARE — 0.1%
Healthcare Equipment & Supplies — 0.0%
3,352	Abiomed, Inc. (h)	3,419
7,303	Novartis	2,848

		6,267

Pharmaceuticals — 0.1%
225,000	Paratek Pharmaceuticals (d)	18,000

	Total Rights (Cost $–)	24,267

Shares
Exchange-Traded Fund — 0.1%
2,000	ProShares Ultra VIX Short-Term Futures ETF (b)	32,420

	Total Exchange-Traded Fund (Cost $136,812)	32,420

Principal Amount ($)
Repurchase Agreements(k)(l) — 1.5%
249,000	RBC Dominion Securities dated 9/30/2023 to be repurchased on 10/03/2023, repurchase price $249,110 (collateralized by U.S. Government Agencies, ranging in par value $10 - $53,436, 0.000% - 7.000%, 10/05/2023 – 09/01/2053; with total market value $253,980)	249,000

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2023	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
Repurchase Agreements(k)(l) (continued)
210,640	BofA Securities dated 9/30/2023 to be repurchased on 10/03/2023, repurchase price $210,733 (collateralized by U.S. Government Agencies, ranging in par value $521 - $47,843, 2.500% - 5.500%, 04/20/2043 – 09/01/2053; with total market value $214,853)	210,640

	Total Repurchase Agreements (Cost $459,640)	459,640

Shares
Cash Equivalents — 0.9%
MONEY MARKET FUND(m) — 0.9%
278,467	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.230%	278,467

	Total Cash Equivalents (Cost $278,467)	278,467

Total Investments—119.7% (Cost $39,237,751)		36,272,705

Shares
Securities Sold Short— (14.7)%
Common Stock — (14.7)%
CONSUMER DISCRETIONARY — (2.5)%
(1,500)	America’s Car-Mart, Inc. (n)	(136,485)
(540)	Asbury Automotive Group (n)	(124,238)
(735)	AutoNation, Inc. (n)	(111,279)
(735)	Penske Automotive Group, Inc.	(122,789)
(2,500)	Sonic Automotive, Inc., Class A	(119,400)
(600)	Tesla, Inc. (n)	(150,132)

		(764,323)

ENERGY — (7.4)%
(15,658)	Exxon Mobil	(1,841,068)
(3,740)	HF Sinclair	(212,918)
(12,833)	Permian Resources, Class A	(179,149)

		(2,233,135)

FINANCIALS — (2.6)%
(315)	Credit Acceptance Corp. (n)	(144,938)
(29,622)	Ellington Financial, REIT	(369,386)
(19,353)	Greenhill	(286,425)

		(800,749)

HEALTHCARE — (0.5)%
Biotechnology — (0.5)%
(8,456)	Intercept Pharmaceuticals (n)	(156,774)

INFORMATION TECHNOLOGY — (1.0)%
(41,046)	PFSweb (n)	(305,382)

REAL ESTATE — (0.6)%
(9,533)	Kimco Realty	(167,685)

Shares		Value ($)
UTILITIES — (0.1)%
(539)	Brookfield Infrastructure, Class A	(19,048)
(2,913)	TransAlta	(25,489)

		(44,537)

	Total Common Stock (Proceeds $4,537,985)	(4,472,585)

	Total Securities Sold Short - (14.7)% (Proceeds $4,537,985)	(4,472,585)

Contracts
Written Options— (0.3)%
Written Put Options— (0.1)%
(300)	Total Written Call Options - (0.1)% (Premiums Received $69,321)	(21,525)

Written Call Options— (0.2)%
(548)	Total Written Call Options - (0.20)% (Premiums Received $76,688)	(60,723)

Other Assets & Liabilities, Net - (4.7)%(o)		(1,426,340)

Net Assets - 100.0%		30,291,532

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $14,723,307.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $201,427, or 0.7% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $219,427, or 0.7% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2023. Please see Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2023	NexPoint Event Driven Fund

(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Common Stock	11/18/2016	$2,464,266	$201,427	0.7%

(f)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2023, the SOFR 1 Month and SOFR 3 Month rates were 5.43% and 5.66%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(g)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2023, these securities amounted to $5,549,444 or 18.3% of net assets.

(h)

Securities (or a portion of securities) on loan. As of September 30, 2023, the fair value of securities loaned was $444,266. The loaned securities were secured with cash and/or securities collateral of $456,604. Collateral is calculated based on prior day’s prices.

(i)	Perpetual security with no stated maturity date.
(j)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2023.

(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2023 was $459,640.
(m)	Rate reported is 7 day effective yield.
(n)	No dividend payable on security sold short.
(o)	As of September 30, 2023, $4,509,232 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2023	NexPoint Event Driven Fund

Forward foreign currency contracts outstanding as of September 30, 2023, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	12/29/23	GBP	443,022	USD	561,912	$20,930
Goldman Sachs	10/13/23	GBP	769,416	USD	973,872	34,766
Goldman Sachs	10/20/23	GBP	890,678	USD	1,128,605	41,499
Goldman Sachs	11/01/23	GBP	74,331	USD	92,904	2,181
Goldman Sachs	11/10/23	GBP	1,208,802	USD	1,520,489	45,064
Goldman Sachs	11/17/23	GBP	431,769	USD	545,322	18,302
Goldman Sachs	10/20/23	NOK	7,588,665	USD	816,000	4,552
Goldman Sachs	11/01/23	USD	93,541	GBP	74,331	(2,819)
Goldman Sachs	11/17/23	USD	547,588	GBP	431,769	(20,568)

						$143,907

Purchased options contracts outstanding as of September 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Apple	$125.00	Pershing	January 2024	11	$188,331	$4,654	$715
Vistra	30.00	Pershing	January 2024	230	763,140	43,471	17,250

						$48,125	$17,965

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Aptiv PLC	$97.50	Pershing	October 2023	22	$216,898	$9,967	$10,120
BorgWarner	40.00	Pershing	October 2023	67	270,479	12,101	10,720
Dana	16.00	Pershing	October 2023	130	190,710	11,336	1,300
MP Materials	22.50	Pershing	December 2023	40	76,400	14,902	2,800
Seagen	210.00	Pershing	January 2024	70	1,485,050	99,578	83,300

						$147,884	$108,240

Written options contracts outstanding as of September 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Seagen	$185.00	Pershing	January 2024	(70)	$(1,485,050)	$(55,821)	$(17,500)
Vistra	26.00	Pershing	January 2024	(230)	$(763,140)	(13,500)	(4,025)

						$(69,321)	$(21,525)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Apple	$175.00	Pershing	January 2024	(11)	$188,331	$(13,056)	$(9,449)
BorgWarner	45.00	Pershing	October 2023	(67)	270,479	(1,910)	(804)
Dana	19.00	Pershing	October 2023	(130)	190,710	(1,313)	(1,625)
Seagen	220.00	Pershing	January 2024	(70)	1,485,050	(46,723)	(38,500)
Sovos Brands	25.00	Pershing	February 2024	(155)	349,525	(1,387)	(3,100)
Teck Resources	46.00	Pershing	October 2023	(115)	495,535	(12,299)	(7,245)

						$(76,688)	$(60,723)

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2023	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 56.9%
COMMUNICATION SERVICES — 10.7%
826,696	Activision Blizzard(a)	77,403,547
88,561	GCI Liberty, Inc., Class A(b)	—
4,141,767	Kahoot!(b)	13,447,996

		90,851,543

CONSUMER DISCRETIONARY — 2.0%
23,964	Arco Platform, Class A(a)(b)	330,224
325,663	Capri Holdings(a)(b)	17,133,130

		17,463,354

CONSUMER STAPLES — 1.0%
391,418	Sovos Brands(a)(b)	8,826,476

ENERGY — 11.1%
714,412	Denbury(a)(b)	70,019,520
1,050,076	Earthstone Energy, Class A(b)	21,253,538
203,839	Green Plains Partners	3,033,124
15,183	Holly Energy Partners	333,419

		94,639,601

FINANCIALS — 3.6%
900,660	Argo Group International Holdings(b)	26,875,694
151,910	Avantax(b)	3,885,858

		30,761,552

HEALTHCARE — 17.7%
306,121	AMINO, Inc.(b)(c)(d)(e)	143,877
2,246	Biote, Class A(b)	11,500
917,524	Dechra Pharmaceuticals	42,331,765
1,592,044	EMIS Group	37,542,158
607,890	Horizon Therapeutics(a)(b)	70,326,794

		150,356,094

INDUSTRIALS — 4.2%
641,413	Heritage-Crystal Clean(a)(b)	29,088,079
50,210	Triton International(a)	4,147,346
15,223	Veritiv	2,571,165

		35,806,590

INFORMATION TECHNOLOGY — 5.3%
84,286	Computer Task Group(a)(b)	870,675
740,389	National Instruments	44,141,992

		45,012,667

REAL ESTATE — 0.6%
466,290	RPT Realty(a)	4,924,022

UTILITIES — 0.7%
137,580	PNM Resources	6,137,444
37,911	TransAlta Renewables	344,620

		6,482,064

	Total Common Stock (Cost $479,082,605)	485,123,963

Principal Amount ($)
U.S. Senior Loans (f) — 13.5%
CONSUMER DISCRETIONARY — 5.3%
44,582,600	Hostess Brand, LLC, Term Loan 1st Lien, 06/21/30	44,735,741

CONSUMER STAPLES — 2.1%
17,801,307	Sovos Brands, Term Loan, 1st Lien, 06/08/28	17,823,559

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
ENERGY — 0.8%
7,000,000	Quarternorth Energy Holding, Term Loan, 2nd Lien, 08/27/26	6,985,405

INDUSTRIALS — 0.9%
7,818,559	Circor International, Inc., Term Loan, 1st Lien, 12/20/28	7,835,408

INFORMATION TECHNOLOGY — 4.4%
37,375,000	Imperva, Term Loan, 1st Lien, 01/12/26	37,491,797

	Total U.S. Senior Loans (Cost $115,114,499)	114,871,910

Convertible Bonds — 13.2%
COMMUNICATION SERVICES — 9.2%
78,096,000	Radius Global Infrastructure 2.50%, 09/15/26 (g)	78,330,288

HEALTHCARE — 1.7%
9,542,000	Intercept Pharmaceuticals 2.00%, 05/15/26	9,363,088
5,469,000	Tabula Rasa HealthCare 1.75%, 02/15/26	5,351,480

		14,714,568

INFORMATION TECHNOLOGY — 2.3%
20,086,000	Kaleyra 6.13%, 06/01/26 (g)	19,710,379

	Total Convertible Bonds (Cost $111,946,153)	112,755,235

Asset-Backed Securities — 13.2%
5,000,000	Ares LXVII CLO, Series 2022-67A, Class A2 TSFR3M + 2.650%, 8.00%, 1/25/2036 (g)(h)	5,000,000
5,000,000	Black Diamond CLO, Series 2022-1A, Class A1A TSFR3M + 2.500%, 7.85%, 10/25/2035 (g)(h)	5,012,500
3,500,000	Bridge Street CLO III, Series 2022-1A, Class A2 TSFR3M + 2.950%, 8.28%, 10/20/2034 (g)(h)	3,507,875
9,000,000	Bridge Street CLO III, Series 2022-1A, Class A1 TSFR3M + 2.300%, 7.63%, 10/20/2034 (g)(h)	9,024,750
6,000,000	Capital Four US CLO III, Series 2023-2A, Class A2 TSFR3M + 3.000%, 8.33%, 1/21/2035 (g)(h)	6,030,000
6,500,000	Carlyle US CLO, Series 2022-4A, Class A2 TSFR3M + 2.250%, 7.60%, 7/25/2034 (g)(h)	6,514,625

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2023	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
5,000,000	Carlyle US CLO, Series 2022-6A, Class A TSFR3M + 2.250%, 7.60%, 10/25/2034 (g)(h)	5,011,250
5,000,000	Danby Park CLO, Series 2022-1A, Class A2 TSFR3M + 2.750%, 8.08%, 10/21/2035 (g)(h)	5,025,000
8,000,000	Empower CLO, Series 2022-1A, Class A2 TSFR3M + 2.500%, 7.83%, 10/20/2034 (g)(h)	8,018,000
6,000,000	Halseypoint CLO VI, Series 2022-6A, Class A2 TSFR3M + 2.650%, 7.98%, 10/20/2034 (g)(h)	6,022,500
3,898,837	Newark BSL CLO 1, Series 2020-1A, Class A1R TSFR3M + 1.362%, 6.72%, 12/21/2029 (g)(h)	3,886,751
10,000,000	OFSI BSL XII, Series 2023-12A, Class A1 TSFR3M + 2.400%, 7.35%, 1/20/2035 (g)(h)	10,022,500
6,000,000	Park Blue CLO II, Series 2023-2A, Class A2 TSFR3M + 2.900%, 8.23%, 1/20/2035 (g)(h)	6,003,000
5,000,000	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2 TSFR3M + 2.600%, 7.93%, 10/20/2033 (g)(h)	5,011,250
10,000,000	Sycamore Tree CLO, Series 2023-2A, Class A TSFR3M + 2.330%, 7.66%, 4/20/2035 (g)(h)	10,059,900
5,000,000	Tikehau US CLO II, Series 2022-1A, Class AJ TSFR3M + 2.600%, 7.93%, 7/20/2033 (g)(h)	5,006,250
13,266,239	Venture XXVII CLO, Series 2017-27RA, Class A US0003M + 1.300%, 6.90%, 7/21/2030 (g)(h)	13,173,375

	Total Asset-Backed Securities (Cost $111,760,357)	112,329,526

Corporate Obligations — 4.3%
CONSUMER DISCRETIONARY — 3.6%
31,473,000	Michael Kors USA 4.25%, 11/01/24 (g)	30,953,381

FINANCIALS — 0.7%
5,969,000	SEG Holding 5.63%, 10/15/28 (g)	5,987,522

	Total Corporate Obligations (Cost $37,075,361)	36,940,903

Shares		Value ($)
Special Purpose Acquisition Companies — 0.8%
SPECIAL PURPOSE ACQUISITION COMPANY — 0.8%
10,000	Blockchain Coinvestors Acquisition I(b)	107,900
225,000	Energem Acquisition(b)	2,675,250
60,927	Everest Consolidator Acquisition(b)	661,058
294,324	Integrated Rail and Resources Acquisition(b)	3,234,621

		6,678,829

	Total Special Purpose Acquisition Companies (Cost $5,942,124)	6,678,829

Exchange-Traded Fund — 0.5%
300,000	Bondbloxx USD High Yield Sector Rotation	4,313,280

	Total Exchange-Traded Fund (Cost $4,422,000)	4,313,280

Preferred Stock — 0.3%
REAL ESTATE — 0.3%
56,916	Hersha Hospitality Trust 6.88%(i)	1,404,687
57,548	Hersha Hospitality Trust 6.50%(i)	1,424,144

	Total Preferred Stock (Cost $2,839,510)	2,828,831

Contracts
Purchased Call Options(b) — 0.1%
1,000	Total Purchased Call Options (Cost $1,422,550)	1,190,000

Units
Warrants — 0.0%
HEALTHCARE — 0.0%
71,084	Apollomics, Expires 12/11/2027(b)	3,483

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028(b)	1,635

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(b)	155

SPECIAL PURPOSE ACQUISITION COMPANY — 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028(b)	881
150,000	Fat Projects Acquisition, Expires 06/19/2026(b)	5,137
198,080	Perception Capital II, Expires 01/03/2029(b)	19,907
108,741	Phoenix Biotech Acquisition, Expires 09/04/2026(b)	7,786
21,237	Seaport Global Acquisition II, Expires 11/20/2026(b)	1,168

		34,879

	Total Warrants (Cost $302,468)	40,152

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2023	NexPoint Merger Arbitrage Fund

Units		Value ($)
Rights — 0.0%
HEALTHCARE — 0.0%
171,486	Abiomed, Inc.	174,916
268,873	Novartis	104,860

	Total Rights (Cost $–)	279,776

Shares
Cash Equivalents — 4.9%
MONEY MARKET FUND(j) — 4.9%
42,071,225	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.230%	42,071,225

	Total Cash Equivalents (Cost $42,071,225)	42,071,225

Total Investments—107.7% (Cost $911,978,852)		919,423,630

Shares
Securities Sold Short— (12.3)%
Common Stock — (12.3)%
ENERGY — (11.1)%
(600,030)	Exxon Mobil	(70,551,528)
(82,563)	Green Plains (k)	(2,485,146)
(4,783)	HF Sinclair	(272,296)
(1,519,670)	Permian Resources, Class A	(21,214,593)

		(94,523,563)

HEALTHCARE — (0.5)%
(235,622)	Intercept Pharmaceuticals (k)	(4,368,432)

REAL ESTATE — (0.6)%
(282,673)	Kimco Realty	(4,972,218)

UTILITIES — (0.1)%
(19,558)	Brookfield Infrastructure, Class A	(691,180)
(16,511)	TransAlta	(144,471)

		(835,651)

	Total Common Stock (Proceeds $100,890,846)	(104,699,864)

	Total Securities Sold Short - (12.3)% (Proceeds $100,890,846)	(104,699,864)

Contracts
Written Put Options — (0.0)%
(1,000)	Total Written Put Options - (0.0)% (Premiums Received $797,450)	(250,000)

Written Call Options — (0.1)%
(4,731)	Total Written Call Options - (0.1)% (Premiums Received $700,919)	(624,620)

Other Assets & Liabilities, Net - 4.6%(l)		39,462,905

Net Assets - 100.0%		853,312,051

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $283,069,813.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $143,877, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $143,877, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2023. Please see Notes to Investment Portfolio.

(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Common Stock	11/18/2016	$1,760,196	$143,877	0.0%

(f)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2023, the SOFR 1 Month and SOFR 3 Month rates were 5.43% and 5.66%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(g)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2023, these securities amounted to $247,311,095 or 29.0% of net assets.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2023	NexPoint Merger Arbitrage Fund

(h)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)	Perpetual security with no stated maturity date.
(j)	Rate reported is 7 day effective yield.
(k)	No dividend payable on security sold short.
(l)	As of September 30, 2023, $– in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

Forward foreign currency contracts outstanding as of September 30, 2023, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	10/20/23	GBP	30,646,847	USD	38,872,655	$1,467,037
Goldman Sachs	11/10/23	GBP	35,350,924	USD	44,412,398	1,264,190
Goldman Sachs	11/17/23	GBP	13,330,799	USD	16,841,342	569,685
Goldman Sachs	10/20/23	NOK	2,844,835	USD	271,835	4,273
Goldman Sachs	10/20/23	NOK	142,117,010	USD	13,301,298	(65,052)
Goldman Sachs	11/17/23	USD	16,907,362	GBP	13,330,799	(635,704)

						$2,604,429

Purchased options contracts outstanding as of September 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Seagen	$210.00	Pershing	January 2024	1,000	$21,215,000	$1,422,550	$1,190,000

Written options contracts outstanding as of September 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Seagen	$185.00	Pershing	January 2024	(1,000)	$(21,215,000)	$(797,450)	$(250,000)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Seagen	$220.00	Pershing	January 2024	(1,000)	$21,215,000	$(667,450)	$(550,000)
Sovos Brands	25.00	Pershing	February 2024	(3,731)	8,413,405	(33,469)	(74,620)

						$(700,919)	$(624,620)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2023	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of September 30, 2023, each of which is non-diversified. This report includes information for the three months ended September 30, 2023 for NexPoint Event Driven Fund (the “Event Driven Fund”) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”).

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (“NexPoint”, “NAM”, or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2023	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

As of September 30, 2023, the Funds’ investments consisted of common stocks, preferred stocks, senior loans, asset-backed securities, bonds and notes, exchange-traded funds, master limited partnerships, repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts and options. The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2023	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of September 30, 2023.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.